Current and Deferred Components of Income Tax Benefit Expense (Benefit) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current tax (benefit) expense	$ 1,389	8,620	3,277	(5,969)
Deferred tax benefit	(1,209)	(7,499)	(3,474)	(2,720)
Income tax (benefit) expense	$ 180	1,121	(197)	(8,689)